UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 373-4260
Date of fiscal year end: October 31, 2009
Date of reporting period: October 31, 2009

Item 1. Reports to Stockholders.

Williams Capital
Government Money Market Fund

Formerly known as Williams Capital Liquid Assets Fund

A series of the Williams Capital Management Trust

October 31, 2009

Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc. Separately managed accounts and related investment advisory services are provided by Williams Capital Management, LLC, a federally registered investment adviser. ALPS Distributors, Inc., is not affiliated with Williams Capital Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Williams Capital Government Money
Market Fund
President’s Letter

Dear Shareholder,

The Williams Capital Government Money Market Fund’s Annual Report for the Fund’s fiscal year, November 1, 2008 through October 31, 2009, is contained in the following pages.

The fiscal year began in the wake of unprecedented market conditions. In the advent of a large money market fund “breaking the buck”, the closure of Lehman Brothers and the bailout of AIG, the Fund continued to provide daily liquidity to its shareholders at all times. We took additional steps to ensure the Fund’s portfolio was liquid at year-end. For the first time, we did not invest for the “turn” in November, amidst uncertain market conditions, to ensure we were prepared for calendar year-end. The beginning of the fiscal year was also marked by a massive flight-to-quality with lingering concerns about the stability of some money center banks and further evidence of economic deterioration as demonstrated by rising unemployment.

By the end of the first half of the fiscal year, the economic deterioration appeared to have reached bottom, and the Fed began to take a less pessimistic view of the economy. The stock market began to recover from its lows, and further in the fiscal year, retail sales rose mostly due to the “cash for clunkers” program. Still, high unemployment persisted. The jobless rate increased to 10.2% (Source: Bureau of Labor Statistics) in October, the highest since April, 1983. The Fed voiced their concerns about the ongoing job losses and continued reduction in business spending while also acknowledging that the economic activity had generally picked up following the severe downturn.

The Fund has grown 80% during the fiscal year period. The date, July 30, 2009, was significant in the growth of the Fund, which surpassed $1 billion for the first time. Further, Williams Capital Management doubled its assets in the AAA-rated government money market strategy to over $2 billion with more than $1 billion in the Fund and $900 million in principally the same strategy in a separate account.

Williams Capital Management continues to manage your assets in a manner consistent with the maintenance of liquidity and capital preservation. We are also committed to providing the highest degree of transparency in the Williams Capital Government Money Market Fund. In recognition of this objective, we provide the portfolio holdings and report the Fund’s Weighted Average Life (WAL) daily. The WAL is included in the Fund’s Daily Rate Sheet along side the traditional Weighted Average Maturity (WAM).

WAL is a metric that adjusts the Fund’s WAM to reflect all securities’ stated (or legal) final maturity or the date on which the Fund may demand payment of principal and interest. WAM allows money market funds to use the interest rate reset dates of variable- and floating-rate securities under certain circumstances as a measure of their maturity. Recently, the U.S. Securities and Exchange Commission proposed new regulations designed to make money market funds more resilient to certain short-term market risks. Under the proposed regulations, Rule 2a-7 money market mutual fund portfolios will be required to have a maximum WAL of 120 days. Since inception, January 15, 2003, the Fund portfolio’s WAL has been within 120 days.

Williams Capital Management believes that WAL is a critical risk metric and a better gauge of a money market fund’s liquidity than a fund’s WAM. Because WAM has maturity shortening features for variable and floating rate securities, the actual maturities on such securities may be understated, which could potentially impact a fund’s liquidity. We also believe WAL will become a standard reporting metric.

Thank you for your investment. We are fortunate to work with you and look forward to continuing to provide you with liquidity and top quality service.
Regards,

Dail St. Claire
President

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This must be accompanied or preceded by a prospectus. Dail St. Claire is a registered representative of ALPS Distributors, Inc.

Williams Capital Government Money Market Fund
Sector/Industry Allocation
October 31, 2009

The following table represents the sector/industry allocation of the Fund as of October 31, 2009. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	35.4%
Federal Home Loan Bank	22.1%
Federal Home Loan Mortgage Corp.	15.5%
Federal National Mortgage Association	14.7%
U.S. Government Treasury Obligations	6.7%
Federal Farm Credit Bank	5.4%

Total	99.8%

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
October 31, 2009

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 through October 31, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
October 31, 2009 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	5/1/09	10/31/09	5/1/09 - 10/31/09	5/1/09 - 10/31/09

Actual	$1,000.00	$1,000.63	$0.92	0.18%
Hypothetical	$1,000.00	$1,024.29	$0.93	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2009

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (57.7%):
	Federal Farm Credit Bank (5.4%):
$12,950,000	0.34%, 3/03/10†	$12,951,436
1,000,000	0.875%, 4/01/10	1,002,536
25,000,000	0.47%, 6/17/10†	25,038,054
2,000,000	0.165%, 6/22/10†	1,998,965
25,000,000	0.18%, 10/22/10†	24,998,519

		65,989,510

	Federal Home Loan Bank (15.2%):
5,360,000	5.00%, 12/11/09	5,387,669
5,000,000	0.156%, 12/23/09†	4,999,820
25,000,000	0.164%, 12/28/09†	24,999,242
5,000,000	0.77%, 12/30/09	5,004,857
11,090,000	3.875%, 1/15/10	11,168,676
3,000,000	1.02%, 2/26/10	3,007,772
10,000,000	2.375%, 4/30/10	10,107,909
17,060,000	4.875%, 5/14/10	17,479,401
9,000,000	0.50%, 6/01/10	9,010,280
5,000,000	0.55%, 6/04/10	5,009,625
9,550,000	0.55%, 6/04/10	9,567,538
3,500,000	3.00%, 6/11/10	3,554,228
32,000,000	4.25%, 6/11/10	32,773,712
3,500,000	4.61%, 6/15/10†	3,589,771
4,000,000	1.25%, 6/16/10	4,024,288
12,000,000	2.75%, 6/18/10	12,185,016
1,000,000	4.55%, 6/22/10	1,026,354
5,000,000	0.60%, 6/25/10	5,006,341
9,000,000	0.70%, 6/25/10	9,000,000
7,000,000	1.12%, 6/30/10	7,039,617

		183,942,116

	Federal Home Loan Bank, Discount Notes (6.9%):
21,300,000	0.05%, 11/04/09††	21,299,911
6,000,000	0.28%, 11/16/09††	5,999,300
12,000,000	0.30%, 11/18/09††	11,998,300
5,000,000	0.30%, 11/20/09††	4,999,208
5,000,000	0.29%, 11/24/09††	4,999,074
1,200,000	0.28%, 11/27/09††	1,199,757
10,000,000	0.35%, 12/15/09††	9,995,783
5,000,000	0.24%, 12/17/09††	4,998,467
2,852,000	0.30%, 1/06/10††	2,850,431
4,900,000	0.30%, 1/21/10††	4,896,693
4,000,000	0.23%, 3/12/10††	3,996,652
6,000,000	0.35%, 6/11/10††	5,987,050

		83,220,626

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2009 (Continued)

Principal
Amount		Value

	Federal Home Loan Mortgage Corp. (2.6%):
$6,350,000	4.125%, 11/30/09	$6,369,184
8,059,000	4.00%, 12/15/09	8,094,677
1,065,000	0.14%, 12/16/09†	1,064,664
10,000,000	0.324%, 2/09/10†	10,000,000
5,000,000	4.875%, 2/09/10	5,061,090
1,500,000	3.75%, 7/30/10	1,536,756

		32,126,371

	Federal Home Loan Mortgage Corp., Discount Notes (12.9%):
10,000,000	0.29%, 11/02/09††	9,999,916
6,000,000	0.34%, 11/02/09††	5,999,950
7,000,000	0.20%, 11/09/09††	6,999,616
10,000,000	0.28%, 11/09/09††	9,999,451
5,091,000	0.30%, 11/23/09††	5,090,067
8,500,000	0.28%, 12/14/09††	8,497,157
3,650,000	0.32%, 12/21/09††	3,648,378
12,000,000	0.245%, 12/23/09††	11,995,753
7,000,000	0.27%, 12/30/09††	6,996,902
1,300,000	0.27%, 1/06/10††	1,299,356
1,400,000	0.28%, 1/20/10††	1,399,129
5,000,000	0.32%, 1/25/10††	4,996,222
5,000,000	0.265%, 2/01/10††	4,996,614
7,000,000	0.34%, 2/02/10††	6,993,852
6,500,000	0.22%, 2/12/10††	6,495,909
10,000,000	0.24%, 2/22/10††	9,992,198
7,500,000	0.26%, 2/22/10††	7,494,148
5,000,000	0.235%, 3/08/10††	4,995,855
5,000,000	0.27%, 4/15/10††	4,993,812
15,000,000	0.19%, 4/19/10††	14,986,621
12,000,000	0.20%, 5/25/10††	11,986,082
7,000,000	0.21%, 5/25/10††	6,991,881

		156,848,869

	Federal National Mortgage Association (4.2%):
1,000,000	3.25%, 12/09/09	1,003,020
9,000,000	4.625%, 12/15/09	9,046,075
9,800,000	7.25%, 1/15/10	9,928,241
6,065,000	0.404%, 2/12/10†	6,066,925
1,342,000	3.875%, 2/15/10	1,356,092
2,500,000	4.625%, 6/16/10	2,564,329
4,000,000	4.375%, 6/21/10	4,099,358
14,300,000	0.174%, 7/13/10†	14,298,894
3,042,000	0.422%, 8/05/10†	3,042,181

		51,405,115

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2009 (Continued)

Principal
Amount		Value

	Federal National Mortgage Association, Discount Notes (10.5%):
$10,000,000	0.26%, 11/02/09††	$9,999,928
8,000,000	0.29%, 11/25/09††	7,998,453
9,991,000	0.14%, 12/01/09††	9,989,460
10,000,000	0.23%, 12/01/09††	9,998,458
8,000,000	0.305%, 12/02/09††	7,997,899
2,975,000	0.31%, 12/21/09††	2,973,719
5,000,000	0.28%, 12/31/09††	4,997,667
6,000,000	0.29%, 1/04/10††	5,996,664
5,000,000	0.34%, 1/04/10††	4,997,220
3,000,000	0.30%, 1/06/10††	2,998,350
10,000,000	0.305%, 1/14/10††	9,993,731
13,000,000	0.26%, 1/27/10††	12,991,795
4,000,000	0.265%, 1/27/10††	3,997,475
9,000,000	0.40%, 2/01/10††	8,990,800
10,000,000	0.265%, 2/17/10††	9,991,900
5,000,000	0.37%, 2/22/10††	4,994,193
8,000,000	0.20%, 2/23/10††	7,994,933

		126,902,645

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $700,435,252)		700,435,252

U.S. GOVERNMENT TREASURY OBLIGATIONS (6.7%):
	U.S. Treasury Bills (5.4%):
10,000,000	0.28%, 11/19/09††	9,998,490
15,000,000	0.29%, 11/19/09††	14,997,735
15,000,000	0.31%, 12/17/09††	14,993,934
8,000,000	0.32%, 12/17/09††	7,996,765
8,000,000	0.325%, 12/17/09††	7,996,765
10,000,000	0.20%, 12/24/09††	9,997,056

		65,980,745

	U.S. Treasury Note (1.3%):
15,000,000	2.875%, 6/30/10	15,259,075

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $81,239,820)		81,239,820

REPURCHASE AGREEMENTS (35.4%):
150,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.06%, dated 10/30/09, due 11/02/09 in the amount of $150,000,750, collateralized by U.S. Government Treasury security (U.S. Treasury Inflation Index, 1.75%, 1/15/28) with a value including accrued interest of $153,000,068	150,000,000

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2009 (Continued)

Principal
Amount			Value

$159,799,000	Bank of America Tri-Party Repurchase Agreement, 0.06%, dated 10/30/09, due 11/02/09 in the amount of $159,799,799, collateralized by U.S. Government Agency securities (Federal Home Loan Mortgage Corp., 0%, 12/31/09; Federal National Mortgage Association, 5.80%, 2/09/26) with a value including accrued interest of $162,994,980		$159,799,000
120,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.05%, dated 10/30/09, due 11/02/09 in the amount of $120,000,500, collateralized by U.S. Government Agency securities (Federal Home Loan Mortgage Corp., 6.00%, 6/15/11; Federal Home Loan Mortgage Corp., 2.50%, 4/23/14) with a value including accrued interest of $122,402,266		120,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $429,799,000)			429,799,000

OTHER SHORT-TERM INVESTMENT (0.0%):
712	Bank of New York Cash Sweep		712

TOTAL OTHER SHORT-TERM INVESTMENT (Cost $712)			712

TOTAL INVESTMENTS (Cost $1,211,474,784)(a)		99.8%	1,211,474,784
Other assets in excess of liabilities		0.2%	2,247,351

NET ASSETS		100.0%	$1,213,722,135

Percentages indicated are based on net assets of $1,213,722,135.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Variable rate security. The rate presented is the rate in effect at October 31, 2009.
††	The rate presented is the effective yield at purchase.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Portfolio of Investments
October 31, 2009 (Continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
U.S. Government Agency Obligations	$—	$700,435,252	$—
U.S. Government Treasury Obligations	—	81,239,820	—
Repurchase Agreements	—	429,799,000	—
Other Short-Term Investment	712	—	—

	712	1,211,474,072	—
Other Financial Instruments*	—	—	—

Total	$712	$1,211,474,072	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

During the year ended October 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Statement of Assets and Liabilities
October 31, 2009

ASSETS:
Investments, at amortized cost	$781,675,784
Repurchase agreements, at amortized cost	429,799,000
Interest receivable	2,538,336
Prepaid expenses and other assets	712

Total Assets	1,214,013,832

LIABILITIES:
Dividends payable	17,977
Accrued expenses and other payables:
Investment advisory fees	120,645
Custody fees	44,106
Fund accounting and administration fees	58,261
Transfer agency fees	5,793
Trustees’ fees and expenses	9,000
Other fees	35,915

Total Liabilities	291,697

NET ASSETS	$1,213,722,135

NET ASSETS consist of:
Paid-in Capital	$1,213,741,942
Accumulated undistributed net investment income	566
Accumulated net realized losses on investment transactions	(20,373)

Net Assets:	$1,213,722,135

Net asset value, offering price and redemption price per share
($1,213,722,135/1,213,741,944 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Statement of Operations
For the Year Ended October 31, 2009

INVESTMENT INCOME:
Interest	$3,704,140
Dividends	190,578

Total Investment Income	3,894,718

EXPENSES:
Investment advisory fees	971,509
U.S. Treasury Money Market Fund Guarantee Program fee	150,894
Fund accounting and administration fees	130,673
Custody fees	115,147
Professional fees	100,777
Insurance	40,760
Trustees’ fees and expenses	36,000
Transfer agency fees	35,754
Registration fees	11,003
Other fees	83,077

Total Expenses Before Fee Reductions	1,675,594
Expenses contractually waived by Investment Adviser	(145,794)

Net Expenses	1,529,800

NET INVESTMENT INCOME	2,364,918

NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments	103,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,468,912

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	October 31,	October 31,
	2009	2008

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$2,364,918	$21,742,346
Net realized gain (loss) on investments	103,994	(1,345,993)

Net increase in net assets resulting from operations	2,468,912	20,396,353

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(2,396,726)	(21,737,104)

Change in net assets from dividends to shareholders	(2,396,726)	(21,737,104)

CAPITAL CONTRIBUTION (Note 5)	1,269,231	—

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	1,349,456,734	865,161,870
Net proceeds from dividends reinvested	1,298,580	10,218,602
Cost of shares reacquired	(811,500,450)	(997,079,990)

Net increase (decrease) in net assets from Fund share transactions	539,254,864	(121,699,518)

Net increase (decrease) in net assets	540,596,281	(123,040,269)

NET ASSETS:
Beginning of year	673,125,854	796,166,123

End of year	$1,213,722,135	$673,125,854

Accumulated undistributed net investment income	$566	$32,374

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31,		October 31,		October 31,		October 31,		October 31,
	2009		2008		2007		2006		2005

Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.004		0.029		0.052		0.047		0.027
Net realized gain (loss) on investments	(0.002)		0.000	(a)	0.000	(a)	—		0.000	(a)

Total from Investment Activities	0.002		0.029		0.052		0.047		0.027

CAPITAL CONTRIBUTION	0.002		—		—		—		—

DISTRIBUTIONS:
From net investment income	(0.004)		(0.029)		(0.052)		(0.047)		(0.027)

Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.36%	(b)	2.97%		5.32%		4.76%		2.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,213,722		$673,126		$796,166		$881,572		$531,532
Ratio of expenses to average net assets	0.19%		0.20%		0.19%		0.20%		0.20%
Ratio of net investment income to average net assets	0.29%		2.99%		5.20%		4.71%		2.75%
Ratio of expenses to average net assets	0.21%	*	0.20%		0.19%	*	0.22%	*	0.24%	*

*	During the year, certain expenses were contractually waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Includes the effect of a capital contribution (See Note 5).

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2009

1. Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (formerly known as the Williams Capital Liquid Assets Fund) (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet been issued and are not outstanding. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

On March 10, 2008, the Board of Trustees voted to convert the Fund from a Aaa/AAAm-rated prime money market fund to an Aaa/AAAm-rated U.S. government money market fund, which became effective on or about June 1, 2008. The principal investment objective of the Fund remained the same. The Fund’s investments are limited to U.S. Treasury obligations, repurchase agreements collateralized by U.S. Treasury obligations and senior debt obligations of U.S. government agencies that carry ratings of Aaa/AAA. As this conversion represented a shift in the Fund’s investment strategy only, the structure of the Fund and all operating procedures were unchanged.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2009 (Continued)

the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Repurchase Agreements:
In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2009 (Continued)

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncement:
In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted principles (“GAAP”). The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

3.	Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the year ended October 31, 2009, the Adviser waived fees of $145,794.

The Adviser has voluntarily agreed to limit the investment advisory fees of the Fund such that the 1-day yield (without gain or loss) does not fall below a specified daily yield. The waiver/reimbursement is voluntary and may be modified or terminated by the Adviser at any time without notice. During the year ended October 31, 2009, the Adviser has not reimbursed the Fund as a result of this voluntary agreement.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2009 (Continued)

$12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

The Bank of New York Mellon serves as the administrator, custodian and fund accounting agent for the Fund. UMB Fund Services, Inc. serves as the transfer agent for the Fund.

ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

On October 3, 2008 and December 1, 2008, the Board of Trustees approved the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008 and its subsequent extension by the Treasury through April 30, 2009, respectively. The Program expired on September 18, 2009.

The Fund was responsible for payment of fees required to participate in the Program. The participation fee paid for the initial three-month term of the Program and the extension was 0.01% and 0.015%, respectively, of the net asset value of the Fund as of September 19, 2008.

4.	Income Tax Information
On October 31, 2009, aggregate cost of investments for federal income tax purposes was $1,211,474,784.

In order to present accumulated net realized losses on investment transactions and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated net realized losses on investment transactions and paid-in capital. For the year ended October 31, 2009, the adjustments were to decrease accumulated net realized losses on investment transactions and to decrease paid-in capital by $1,269,231 due to reclassification of a capital contribution (see Note 5). Net realized gain on investments and net assets were not affected by this change.

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2009 (Continued)

The tax character of distributions paid to shareholders during the years ended October 31, 2009 and October 31, 2008 was as follows:

		Long-term
	Ordinary Income	Capital Gains	Total

October 31, 2009	$2,396,726	—	$2,396,726
October 31, 2008	21,737,104	—	21,737,104

As of October 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed Ordinary Income	$18,543
Capital Loss Carry Forwards	(20,373)

$(1,830)

Capital loss carry forwards expire as follows:

10/31/2016	$20,373

The difference between book basis and tax basis distributable earnings is attributable to the timing differences of distribution payments of $17,977.

The Fund utilized capital loss carryforwards during the year ended October 31, 2009 in the amount of $1,373,225.

5.	Capital Contribution
On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

6.	Change in Independent Registered Public Accounting Firm
On June 29, 2009, Ernst & Young LLP was selected as the Fund’s independent registered public accounting firm for the 2009 fiscal year. The selection of Ernst & Young LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board of Trustees.

The reports of Tait, Weller & Baker LLP, the predecessor independent registered public accounting firm, on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting

Williams Capital Government Money Market Fund
Notes to Financial Statements
October 31, 2009 (Continued)

principle. In connection with its audits for the two most recent fiscal years and through the date of the engagement of Ernst & Young LLP, there have been no disagreements with Tait, Weller & Baker LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

7.	Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through December 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Williams Capital Government Money Market Fund
Quarterly Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Williams Capital Management Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Williams Capital Government Money Market Fund (the “Fund”)(a series of Williams Capital Management Trust) as of October 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2008 and the financial highlights for each of the four years in the period ended October 31, 2008 were audited by other auditors whose report, dated December 23, 2008, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2009 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at October 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

New York, New York
December 21, 2009

Williams Capital Government Money Market Fund
Trustees and Officers
October 31, 2009

		Term of		Number
		Office		of Funds
		and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Date of Birth	Fund	Served	Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES:

Desmond G. FitzGerald 25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Trustee and Chairman of the Board of Trustees	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chaiman, U.S. Guaranteed Finance Corp.; Director, Rea Technologies Inc., Principal, Holyoke Partners, LLC and Director, Holland Series Fund, Inc.

Brian J. Heidtke 585 Sparrowbush Road Wyckoff, New Jersey 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

John E. Hull Andrew W. Mellon Foundation 140 East 52nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEES:

Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 12/24/57	Trustee and Treasurer of the Trust	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

OFFICERS

Dail St. Claire Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/23/60	President and Secretary of the Trust	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

Shayna J. Malnak Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/29/62	Chief Compliance Officer of the Trust	Term: Indefinite Elected: March 2004	Senior Credit Analyst of Williams Capital Management, LLC (2002 to present); Principal at The Williams Capital Group, L.P. (1999 to 2002); Vice President and Senior Analyst at Cambridge Global Fund (1998 to 1999); Analyst for BBV Securities (1996 to 1999); Vice President for Unifund SA (1993 to 1996); Equity Analyst for Standard & Poor’s Corporation (1989 to 1993).	1	None

Lisa R. Grosswirth The Bank of New York Mellon 101 Barclay Street 13th Floor East New York, New York 10286 DOB: 9/18/63	Assistant Secretary	Term: Indefinite Elected: March 2007	Assistant Vice President of The Bank of New York Mellon (2004 to present); Supervisory Paralegal of The Dreyfus Corporation (1998 to 2004); and Senior Paralegal of SunAmerica Asset Management (1997 to 1998).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

12/09

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert Brian J. Heidtke, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year**
Audit Fees	$26,000	$26,000
Audit-Related Fees	$0	$0
Tax Fees*	$2,800	$2,800
All Other Fees	$0	$0

*	For review of Trust’s federal and state income tax returns.

**	Paid to Tait, Weller & Baker LLP.
The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:
Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:
1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.
De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.
— Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
     (2) Zero percent of services described in each of paragraphs (b) through (d) of this Item that were not pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable
(g)
2008 = $0
2009 = $0
(h)
Not applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable. Refer to item 1 of this report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Williams Capital Management Trust

By (Signature and Title)*	/s/ Dail St. Claire
Dail St. Claire, President
Date January 7, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer
Date January 7, 2010

By (Signature and Title)*	/s/ Dail St. Claire
Dail St. Claire, President
Date January 7, 2010